787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111
August 10, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn:	Jeffrey A. Foor Division of Investment Management

Re:	Seasons Series Trust — Focus Growth Portfolio Pre-Effective Amendment No. 1 to the Registration Statement of Form N-14 Securities Act File No. 333-168058
Dear Mr. Foor:
On behalf of Seasons Series Trust (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the Focus Growth Portfolio, a series of the Registrant, of each of the Focus Growth and Income Portfolio, a series of the Registrant, and the Focus TechNet Portfolio, a series of the Registrant. (each, a “Reorganization”). The Registration Statement was initially filed with the Securities and Exchange Commission (the “Commission”) on July 9, 2010.
The purpose of the Amendment is to respond to comments from the staff of the Division of Investment Management of the SEC (the “Staff”) and to file the consent of the auditor with the conformed signature. As discussed in our telephone conversations, concurrently herewith, by separate letter, the Registrant has filed a request for acceleration of effectiveness of the Registration Statement for Wednesday, August 11, 2010.
Please call the undersigned at (212) 728-8681 with any questions or comments.
New York Washington, DC Paris London Milan Rome Frankfurt Brussels

August 10, 2009

Sincerely,
/s/ Jack D. Cohen
Jack Cohen
cc:	Nori Gabert, Esq., SunAmerica Asset Management Corp. Anthony Vertuno, Esq., Willkie Farr & Gallagher LLP